NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ (17,609,413)	$ (33,424,111)	$ (18,946,370)
Net loss attributable to ordinary shareholders	$ (17,609,413)	$ (33,424,111)	$ (18,946,370)
Denominator:
Weighted average number of ordinary shares outstanding-basic (in shares)	59,006,129	56,287,903	54,737,530
Weighted average number of ordinary shares outstanding-diluted (in shares)	59,006,129	56,287,903	54,737,530
Net Loss per share-basic	$ (0.3)	$ (0.59)	$ (0.35)
Net Loss per share- diluted	$ (0.3)	$ (0.59)	$ (0.35)